Equity - Schedule of Basic and Diluted Earnings Per Quota (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
From continuing operations attributable to the ordinary equity holders of the Entity	R$ 3.89	R$ 3.77	R$ 19.6
Total basic earning per share/quota attributable to the ordinary equity holders of the Entity	3.89	3.77	19.6
From continuing operations attributable to the ordinary equity holders of the Entity	3.84	3.77	19.6
Total basic earning per share/quota attributable to the ordinary equity holders of the Entity	R$ 3.84	R$ 3.77	R$ 19.6
From continuing operations	R$ 219,417	R$ 208,615	R$ 170,199
Profit (loss) from continuing operations	219,417	208,615	170,199
Used in calculating basic earnings per share/quota	219,417	208,615	170,199
Used in calculating diluted earnings per share/quota	R$ 219,417	R$ 208,615	R$ 170,199
Weighted average number of ordinary share/quotas used as the denominator in calculating basic earnings per share/quota:	56,356,293	55,387,859	8,683,893
Adjustments for calculation of diluted earnings per share/quota:	792,815	0	0
Weighted average number of ordinary share/quotas and potential ordinary share/quotas used as the denominator in calculating diluted earnings per share/quota	57,149,108	55,387,859	8,683,893